Other financial liabilities	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Other financial liabilities
28.	Other financial liabilities

(a)	Other liabilities

	31.12.2018	31.12.2019	31.12.2019
	RMB’000	RMB’000	US$’000
Derivative not designated as hedges – foreign exchange forward contract	—	999	141
Finance lease liabilities	48	—	—

	48	999	141

	31.12.2018	31.12.2019	31.12.2019
	RMB’000	RMB’000	US$’000
Current	14	999	141
Non-current	34	—	—

	48	999	141

Foreign exchange forward contract
On December 11, 2019, Yuchai entered into a non-deliverable forward foreign exchange contract (“NDF”) with China Construction Bank to purchase US$20.0 million at the forward exchange rate (RMB/US$) of 7.0901 on December 8, 2020. The Group accounted for this NDF at fair value through profit or loss.
F
inance lease liabilities
As at December 31, 2018, the group leased office equipment under finance leases expiring within three years. The lease was recorded as finance lease liabilities under “Other liabilities” until December 31, 2018, and was reclassified to “Lease liabilities” on January 1, 2019 upon adoption of IFRS 16. See Note 2.4 for further information about the change in accounting policy for leases.
Future minimum lease payments under finance lease together with the present value of the net minimum lease payments are as follows:

	31.12.2018
	Minimum lease payments	Present value of payments
	RMB’000	RMB’00

Not later than one year	14	14
Later than one year but not later than five years	34	34

Total minimum lease payments	48	48
Less: Amount representing finance charges	*	*

Present value of minimum lease payments	48	48

*	Less than RMB 1 thousand (US$1 thousand)

(b)	Loans and borrowings

	Effective interest rate	Maturity	31.12.2018
	%		RMB’000

Current
Renminbi denominated loans	4.26	2019	1,500,000
US dollar denominated loans (ii)	3.48	2019	501,014

			2,001,014

Non-current
Singapore Dollar denominated loans (iii)	2.84	2020	15,078

	Effective interest rate	Maturity	31.12.2019	31.12.2019
	%		RMB’000	US$’000

Current
Renminbi denominated loans	3.70 – 4.13	2020	1,900,000	268,168
US dollar denominated loans	2.52	2020	139,524	19,693
Singapore Dollar denominated loans (iii)	2.84	2020	15,522	2,191

			2,055,046	290,052

Note:

(i)	All loans balances as stated above do not have a callable feature.

(ii)	The loan was secured by the Group’s bills receivable of RMB 524.1 million and repaid in September 2019.

(iii)	The loans comprise:

Issuer bank	Facility limit	Usage
		RMB’000

December 31, 2018
MUFG Bank Ltd	S$ 30 million	15,078

December 31, 2019
MUFG Bank Ltd	S$ 30 million	15,522

	US$’000	2,191

S$30.0 million credit facility with DBS Bank Ltd (“DBS”)
On June 1, 2018, the Company entered into a three-year revolving uncommitted credit facility agreement with DBS with an aggregate value of S$30.0 million to refinance the S$30.0 million facility that matured on May 22, 2018. Among other things, the terms of the facility required that (i) HLA retains ownership of the special share, at all-time
retains at least 35% ownership of the Company and that the Company remain a consolidated subsidiary of HLA, (ii) the Company at all-time
retains at least 76.4% ownership in Yuchai and (iii) HLGE remains listed on the Main Board of Singapore Exchange. The terms of the facility also included certain financial covenants with respect to the Company’s consolidated tangible net worth (as defined in the agreement) not being less than US$350 million, and the ratio of the consolidated total net debt (as defined in the agreement) to consolidated tangible net worth not exceeding 1.0 times. This arrangement was used to finance the Group general working capital requirements.
S$30.0 million credit facility with MUFG Bank Ltd, Singapore Branch (formally known as Bank of Tokyo Mitsubishi UFJ, Ltd., Singapore Branch) (“MUFG”)
On March 30, 2017, the Company entered into an unsecured multi-currency revolving credit facility agreement with MUFG for a committed aggregate value of S$30.0 million to refinance the S$30.0 million facility that matured on March 18, 2017. The facility is available for three years from the date of the facility agreement and will be used to finance the Company’s long-term general working capital requirements. Among other things, the terms of the facility require that HLA retains ownership of the Company’s special share and that the Company remains a consolidated subsidiary of HLA. The terms of the facility also include certain financial covenants with respect to the Company’s tangible net worth (as defined in the agreement) as at June 30 and December 31 of each year not being less than US$120 million and the ratio of the Company’s total net debt (as defined in the agreement) to tangible net worth as at June 30 and December 31 of each year not exceeding 2.0 times, as well as negative pledge provisions and customary drawdown requirements. The Company is in the process of renewing this facility with the bank.
US$30.0 million credit facility with Sumitomo Mitsui Banking Corporation, Singapore Branch (“SMBC”)
On March 31, 2017, the Company entered into an uncommitted and unsecured multi-currency revolving credit facility agreement with SMBC for an aggregate value of US$30.0 million to refinance the US$30.0 million facility that matured on March 18, 2017. The facility is available for three years from the date of the facility agreement and will be utilized by the Company to finance its long-term general working capital requirements. The terms of the facility require, among other things, that HLA retains ownership of the special share and that the Company remains a principal subsidiary (as defined in the facility agreement) of HLA. The terms of the facility also include certain financial covenants with respect to the Company’s consolidated tangible net worth (as defined in the agreement) as at June 30 and December 31 of each year not less than US$200 million and the ratio of the Company’s consolidated total net debt (as defined in the agreement) to consolidated tangible net worth as at June 30 and December 31 of each year not exceeding 2.0 times, as well as negative pledge provisions and customary drawdown requirements. The Company is in the process of renewing this facility with the bank.